RELATED PARTY TRANSACTIONS, Administrative Support Agreement and Related Party Loans (Details) - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Nov. 18, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Fees incurred			$ 30,000	$ 10,000		$ 60,000	$ 120,000
Accrued expense					$ 30,000
Fees paid		$ 30,000			$ 60,000
Accrued expense				10,000			$ 0
Sponsor [Member] | Administrative Support Agreement [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction	$ 10,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Share price (in dollars per share)		$ 1			$ 1		$ 1
Related party outstanding borrowings		$ 0		$ 0	$ 0		$ 0
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction					$ 1,500,000		$ 1,500,000